Organization and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation - The accompanying unaudited interim consolidated financial statements of Trxade Group, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2018 as reported in the Company’s Annual Report on Form 10-K have been omitted.

Basis of Presentation – Historically, operations have been funded primarily through the sale of equity or debt securities and operating activities. In 2018, the Company renewed outstanding debt (See Note 3 and 4), raised capital (See Note 5) and had positive operating cash flow from operations. The Company has the ability to maintain the current level of spending or reduce expenditures to maintain operations if funding is not available.

Equity Investments

Equity Investments – If the investments are less than 50% owned and more than 20% owned the entities use the equity method of accounting in accordance with ASC 323-10 Investments – Equity Method and Joint Ventures.

The share of income (loss) of such entities is recorded as a single amount as share in equity income (loss) of investments. Dividends, if any, are recorded as a reduction of the investment.

The equity investment was fully impaired at September 30, 2019.

Income Per Common Share

Income Per Common Share – Basic net income per common share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted net income per common share is computed similar to basic net income per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The dilutive effect of the Company’s options and warrants is computed using the treasury stock method while the dilutive effect of our convertible notes is computed using the if-converted method.

The following table sets forth the computation of basic and diluted Income per Share:

	For three months ended September 30,		For nine months ended September 30,
	2019	2018	2019	2018
Numerator:
Net Income	$27,565	$94,249	$210,775	$197,031

Numerator for basic and diluted EPS - income available to common Shareholders	27,565	$94,249	210,775	$197,031

Denominator:
Denominator for basic EPS – Weighted average shares	34,489,969	32,083,629	34,370,522	32,083,629
Dilutive Effect of Warrants, Options and Convertible Debt	1,796,518	2,654,335	1,796,518	2,648,911
Denominator for diluted EPS – adjusted Weighted average shares and assumed Conversions	36,286,487	34,737,964	36,167,040	34,732,540
Basic and Diluted income per common share	$0.00	$0.00	$0.01	$0.01

Income (loss) Per Share – Basic net income (loss) per common share is computed by dividing net loss available to Common Stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed similar to basic net loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The treasury stock method and as if converted methods are used to determine the dilutive shares for our options and warrants and convertible notes, respectively.

The following table sets forth the computation of basic and diluted income per common share for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Numerator:
Net Income	$9,038	$288,983

Numerator for basic and diluted income available to common shareholders	$9,038	$288,983

Denominator:
Denominator for basic income per common share – Weighted average common shares outstanding	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,697,880	2,130,835
Denominator for diluted income per common share – adjusted weighted average common shares outstanding	34,958,502	34,086,251
Basic and Diluted income per common share	$0.00	$0.01

Recent Accounting Pronouncements

Recent Accounting Pronouncements – The Company has implemented all new relevant accounting pronouncements that are in effect through the date of these financial statements. The pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Effective January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the required modified retrospective approach. The most significant changes under the new guidance include clarification of the definition of a lease, and the requirements for lessees to recognize a Right of Use (“ROU”) asset and a lease liability for all qualifying leases with terms longer than twelve months in the consolidated balance sheet. In addition, under Topic 842, additional disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. See Note 7 below for more detail on the Company’s accounting with respect to leases.

Effective January 1, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-7”), which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity – Equity-Based Payments to Non-Employees. The adoption of ASU 2018-07 did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements – The Company has implemented all new relevant accounting pronouncements that are in effect through the date of these financial statements. The pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

In February 2016, the FASB issued ASU 2016-02, Leases, which will amend current lease accounting to require lessees to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 does not significantly change lease accounting requirements applicable to lessors; however, certain changes were made to align, where necessary, lessor accounting with the lessee accounting model. This standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company adopted the provisions of this ASU at January 1, 2019.